GOODWILL AND INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

	June 30, 2018	December 31, 2017
Customer relationships	$5,900	$—
Accumulated amortization	(123)	—
Total intangibles	$5,777	$—